Leases - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($) Bitcoinmachine	Dec. 31, 2023 USD ($) LeaseArrangement Bitcoinmachine	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease liability	$ 598,000	$ 598,000		$ 600,000
Operating lease right of use assets	484,000	484,000	$ 302,000	400,000
Deferred rent liability				$ 200,000
Periodic lease payment		7,000,000
Remeasurement value of finance lease liability			9,000,000
Terminated finance lease liability	5,700,000	5,700,000
Loss on termination of lease		(1,705,000)
Undisocunted finance lease payment due	11,103,000	11,103,000
Finance lease liability	9,649,000	9,649,000
Payable On January 2023
Lessee, Lease, Description [Line Items]
Periodic lease payment		1,900,000
Payable On April 2023
Lessee, Lease, Description [Line Items]
Periodic lease payment		1,900,000
Payable On July 2023
Lessee, Lease, Description [Line Items]
Periodic lease payment		2,500,000
Payable On October 2023
Lessee, Lease, Description [Line Items]
Periodic lease payment		1,300,000
Payable On January 2024
Lessee, Lease, Description [Line Items]
Periodic lease payment		$ 1,300,000
Office space leases
Lessee, Lease, Description [Line Items]
Lessee finance lease description		The Company has obligations as a lessee for office space under a noncancellable lease arrangement that expires in May 2025, with options to renew up to five years.
BTM kiosk leases
Lessee, Lease, Description [Line Items]
Lessee finance lease description		The Company has obligations as a lessee for BTM kiosks. The leases for the BTM kiosks are classified as finance leases in accordance with Topic 842 that expire on various dates through June 30, 2026. The BTM kiosk lease agreements are for two or three year terms and include various options to either renew the lease, purchase the kiosks or exercise a bargain option to purchase the kiosk at the end of the term. Certain finance leases are personally guaranteed by the CEO and contain guarantees for return of equipment by the CEO.
Remeasurement value of finance lease asset			$ 8,900,000
Number of machines leased | Bitcoinmachine		2,050
Transfer of leased assets to assets owned		$ 3,000,000
Transfer of remaining leased assets to assets owned	1,800,000
Convertible finance lease liabilities to notes payable		1,300,000
Other finance leases transferred		1,700,000
Noncash investing activities associated with lease agreements		6,500,000
Noncash financing activities associated with lease agreements		6,500,000
Terminated finance lease right of use asset	$ 7,500,000	7,500,000
Loss on termination of lease		$ (1,700,000)
Finance lease term	3 years	3 years
Undisocunted finance lease payment due	$ 7,100,000	$ 7,100,000
Purchase price of asset at the end of lease term		1
Finance lease liability	5,700,000	5,700,000
Finance lease right of use asset	$ 5,700,000	$ 5,700,000
Number of lease arrangement terminated | LeaseArrangement		3
BTM kiosk leases | Finance Agreement [Member]
Lessee, Lease, Description [Line Items]
Number of machines purchased | Bitcoinmachine	450
Cost of machines purchased	$ 1,300,000